Government Grants	12 Months Ended
Dec. 31, 2024
Government Grants
Government Grants

21. Government Grants

Government grants in the Oncology/Immunology segment are primarily given in support of the construction of a manufacturing plant in Shanghai and R&D activities which are conditional upon i) the Group spending a predetermined amount, regardless of success or failure of the research and development projects and/or ii) the achievement of certain stages of research and development projects being approved by the relevant PRC government authority. They are refundable to the government if the conditions are not met. Government grants in the Other Ventures segment are primarily given to promote local initiatives. These government grants may be subject to ongoing reporting and monitoring by the government over the period of the grant.

Government grants, which are deferred and recognized in the consolidated statements of operations over the period necessary to match them with the costs that they are intended to compensate, are recognized in other payables, accruals and advance receipts (Note 14) and other non-current liabilities. For the years ended December 31, 2024, 2023 and 2022, the Group received government grants of US$9.6 million, US$4.1 million and US$8.5 million respectively.

Government grants were recognized in the consolidated statements of operations as follows:

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Research and development expenses	1,256	1,054	4,556
Other income	3,095	3,134	1,434
	4,351	4,188	5,990